Trade and other receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Allowance for bad and doubtful debts as a percentage of gross trade accounts receivables	1.70%	1.60%	1.40%
Number of days taking into account the level of credit insurance	180 days
Later than one year [member]
Statement [Line Items]
Percentage of aged receivables based on recoverability	100.00%
Later than six months and not later than one year [member]
Statement [Line Items]
Percentage of aged receivables based on recoverability	50.00%